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                             DIRECTOR CHOICE VISION
        HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 6, 2000
                                     TO THE
                          PROSPECTUS DATED JULY 3, 2000


As of September 1, 2000, the Mitchell Hutchins Series Trust Strategic Income Portfolio Sub-Account is closed.




HV - 2748
333-95781